Investment - Summary of Balances and Changes in Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Joint ventures, beginning	R$ 122,061	R$ 116,142	R$ 79,377
Capital increase	31,908	16,000	47,281
Valuation adjustments	(3,704)	4,079	(2,935)
Dividends and interest on equity (gross)	(32,065)	(30,959)	(12,915)
Share of profit (loss) of joint ventures	(16,246)	16,799	5,334
Joint ventures, ending	101,954	122,061	116,142
Uniao vopak [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning	6,096	4,518	4,545
Share of profit (loss) of joint ventures	1,350	1,578	(27)
Joint ventures, ending	7,446	6,096	4,518
Rpr [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning	54,739	45,409	31,514
Valuation adjustments	(3,704)	4,079	(2,935)
Dividends and interest on equity (gross)	(32,065)	(30,959)	(12,915)
Share of profit (loss) of joint ventures	1,148	36,210	29,745
Joint ventures, ending	20,118	54,739	45,409
Connect car [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning	61,226	66,215	43,318
Capital increase	31,908	16,000	47,281
Share of profit (loss) of joint ventures	(18,744)	(20,989)	(24,384)
Joint ventures, ending	R$ 74,390	R$ 61,226	R$ 66,215